Other Assets - Schedule of Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 817	$ 1,092
Advance payments to vendors		666
Prepaid rent and other		12	210
Other receivables		329	701
Total other current assets	$ 9,771	$ 1,824	$ 2,003